Commitments and Contingencies - Contractual revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
June 30, 2014	$ 1,556,669
June 30, 2015	1,408,440
June 30, 2016	854,133
June 30, 2017	$ 142,540